UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenues:
Revenues	$ 1,296,169	$ 1,388,334
Costs and Expenses
Cost of revenues	274,123	294,498
Sales and marketing	321,695	354,442
Product development	266,385	315,862
General and administrative	80,037	93,358
Impairment of intangible assets		10,176
Total costs and expenses	942,240	1,068,336
Income from operations	353,929	319,998
Loss from equity method investments	(5,716)	(1,220)
Realized gain (loss) from investments	(1,184)	166
Fair value changes through earnings on investments, net	17,594	(273,950)
Investment related impairment and provision	(23,360)	(35,743)
Interest income	88,745	76,747
Interest expense	(88,010)	(53,255)
Other loss, net	(478)	(44,037)
Income (loss) before income tax expenses	341,520	(11,294)
Less: Income tax expenses	72,709	48,978
Net income (loss)	268,811	(60,272)
Less: Net income (loss) attributable to non-controlling interests	1,287	(3,911)
Accretion to redeemable non-controlling interests	8,156
Net income (loss) attributable to Weibo's shareholders	259,368	(56,361)
Other comprehensive income (loss)
Currency translation adjustments (for which there were no taxes)	(199,507)	(363,238)
Total comprehensive income (loss)	69,304	(423,510)
Less: Comprehensive income (loss) attributable to non-controlling interests and redeemable non-controlling interests	8,560	(6,591)
Comprehensive income (loss) attributable to Weibo's shareholders	$ 60,744	$ (416,919)
Shares used in computing net income (loss) per share attributable to Weibo's shareholders:
Basic (in shares)	235,307	235,543
Diluted (in shares)	237,817	235,543
Income (loss) per share:
Basic (in dollars per share)	$ 1.10	$ (0.24)
Diluted (in dollars per share)	$ 1.09	$ (0.24)
SINA (Note 10) | Related party
Costs and Expenses
Interest income	$ 11,204	$ 11,501
Advertising and marketing revenues
Revenues:
Revenues	1,130,275	1,206,106
Advertising and marketing revenues | Third parties
Revenues:
Revenues	1,006,122	1,060,245
Advertising and marketing revenues | Other related parties (Note 10)
Revenues:
Revenues	24,385	32,958
Advertising and marketing revenues | Alibaba (Note 10) | Related party
Revenues:
Revenues	66,717	64,924
Advertising and marketing revenues | SINA (Note 10) | Related party
Revenues:
Revenues	33,051	47,979
Value-added services revenues
Revenues:
Revenues	$ 165,894	$ 182,228